CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES

	At December 31,
	2018	2017
	(€ thousand)
Financial derivatives	6,788	11,686
Other financial assets	3,386	3,997
Current financial assets	10,174	15,683

Current financial assets and other financial liabilities mainly relates to foreign exchange derivatives. The following table sets further the analysis of derivative assets and liabilities at December 31, 2018 and 2017.

	At December 31,
	2018		2017
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Foreign currency forwards	3,240	(10,853)	8,848	(1,136)
Interest rate caps	555	—	—	—
Total cash flow hedges	3,795	(10,853)	8,848	(1,136)
Other foreign exchange derivatives	1,023	(489)	1,729	(308)
Interest rate caps	1,970	—	1,109	—
Total	6,788	(11,342)	11,686	(1,444)
Other foreign exchange derivatives relate to foreign currency forwards which do not meet the requirements to be recognized as cash flow hedges.
Interest rate caps relate to derivative instruments required as part of certain of the funding from securitization programs.
The following tables provide an analysis by foreign currency of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2018		At December 31, 2017
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(1,324)	487,336	2,637	114,317
Pound Sterling	613	138,609	510	110,032
Japanese Yen	(2,901)	113,596	4,402	81,890
Swiss Franc	(1,182)	64,229	1,999	43,552
Chinese Yuan	(82)	45,434	(97)	18,095
Other(1)	322	116,476	791	95,738
Total amount	(4,554)	965,680	10,242	463,624
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(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.
At December 31, 2018 and 2017, all derivative financial instruments had a maturity of twelve months or less.
Cash flow hedges
The effects recognized in the consolidated income statement mainly relate to currency risk management and in particular the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.
The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies which will occur within the following 12 months. It is considered reasonable that the hedging effect arising from this and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement, mainly during the following 12 months.
Derivatives relating to currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the flows of the underlying transaction.
The Group reclassified gains and losses, net of the tax effect, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Net revenues/(costs)	3,777	19,724	(69,368)
Income tax (expense)/benefit	(1,054)	(5,503)	19,354
Total recognized in the consolidated income statement	2,723	14,221	(50,014)

The ineffectiveness of cash flow hedges was not material for the years 2018, 2017 and 2016.